Related Party Balances and Transactions (Details) - Schedule of Amounts Due from Related Parties ¥ in Thousands		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Amount due from related parties
Amount due from related parties				¥ 355
Enmoli Inc [Member]
Amount due from related parties
Amount due from related parties	[1]			¥ 355

[1]	The balance was collected on January 12, 2024.